Capital	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Capital

Note 14. Capital

14.1 Share capital issued

Accounting policy

Share capital comprises ordinary shares and shares with double voting rights classified in equity. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in equity. Repurchased own shares are classified as treasury shares and deducted from equity.

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands			in $
Balance as of January 1, 2015	2,014	263,100	29,446,721	0.05
Capital increase by issuance of common shares (IPO Nasdaq)	297	209,899	5,500,000	—
Capital increase by issuance of ordinary shares (BSA, BSPCE, SO and free shares)	13	4,325	231,893	—
Non-cash stock based compensation expense	—	32,614	—	—

Balance as of December 31, 2015	2,323	509,938	35,178,614	0.05

Capital increase by issuance of ordinary shares (BSA, BSPCE, and free shares)	9	723	156,446	—
Non-cash stock based compensation expense	—	57,524	—	—

Balance as of December 31, 2016	2,332	568,185	35,335,060	0.05

Capital increase by issuance of ordinary shares (BSA, BSPCE, SO and free shares)	35	2,921	625,002	—
Share based compensation	—	42,968	—	—
Other movements	—	(37)	—	—

Balance as of December 31, 2017	2,367	614,037	35,960,062	0.05

Capital evolution in 2017

•	During the full year ended December 31, 2017, 126,179 ordinary shares were issued upon the exercise of 121,492 employee warrants (“bons de souscription de parts de créateurs”) for a total amount of $2,173,058; 466,950 free shares were converted to 466,950 ordinary shares; 31,873 ordinary shares were issued upon the exercise of 31,873 stock options for a total amount of $734,234 and 228,000 non-employees warrants (“bons de souscription d’actions”) were subscribed for a total amount of $252,171.

Capital evolution in 2016

•	During the year ended December 31, 2016, we issued 156,446 ordinary shares resulting from exercise of 50,000 BSA and 6,700 BSPCE and acquisition of 99,488 free shares.

Capital evolution in 2015

•	On March 30, 2015, we issued 5,500,000 ordinary shares in the form of American Depositary Shares on the Nasdaq Global Market for gross proceeds of $228.3 million. In connection with this issuance, $18.1 million in fees were deducted from the share premium.

•	During the twelve month period ended December 31, 2015, we issued 101,893 ordinary shares related to the conversion of warrants, 70,000 ordinary shares related to stock options exercises and 60,000 ordinary shares corresponding to free shares granted in 2013.

BSA 2011:

On October 28, 2011, using the delegation of authority granted by the General Assembly held the same day, we issued 12,195,113 warrants (Bon de Souscription d’Actions or “BSA”) to the existing shareholders with a ratio of one BSA for one share. October 28, 2014 was the closing date for the exercise of the “BSA 2011.” Pursuant to the terms of the plan, we issued 1,470,836 ordinary shares for gross proceeds of $16.4 million.

Voting rights:

After a shareholder continuously holds ordinary shares for two years, each ordinary share held by such shareholder is entitled to two votes.

•	At December 31, 2017, we had 35,960,062 ordinary shares outstanding of which 5,155,335 had a double voting right.

•	At December 31, 2016, we had 35,335,060 ordinary shares outstanding of which 4,531,047 had a double voting right.

•	At December 31, 2015, we had 35,178,614 ordinary shares outstanding of which 7,470,898 had a double voting right.

Otherwise, our ordinary shares are not entitled to any preferential voting right or restriction.

14.2 Share warrants and non-employee warrants

Share warrants and non-employee warrants consist of Bon de Souscription d’Action (“BSAs”) which are granted to our board members and consultants.

Holders of vested stock options and warrants are entitled to subscribe to a capital increase of Cellectis at predetermined exercise price.

Date	Type	Number of warrants/shares oustanding as of 01/01/2017	Number of warrants/shares granted	Number of warrants/shares vested/exercised	Number of warrants/shares voided	Number of warrants/shares oustanding as of 12/31/2017	Maximum of shares to be issued	Number of warrants/shares exercisable as of 12/31/2017
07/20/2007	BSPCE C	126,292	—	126,179	113	—	—	—
02/28/2008	BSPCE D	1,867	—	—	—	1,867	1,939	1,867
07/27/2010	BSPCE E	19,702	—	—	—	19,702	20,464	19,702
03/19/2013	Free shares	2,000	—	2,000	—	—	—	—
01/08/2015	Free shares	50,000	—	50,000	—	—	—	—
03/12/2014	Free shares	440,550	—	414,950	10,000	15,600	15,600	—
03/24/2015	Stock Options	1,763,840	—	—	14,785	1,749,055	1,749,055	1,206,528
03/27/2015	BSA	180,000	—	—	—	180,000	180,000	120,000
05/18/2015	BSA	50,000	—	—	—	50,000	50,000	33,333
09/08/2015	BSA	274,200	—	—	—	274,200	274,200	182,800
09/08/2015	Stock Options	1,868,800	—	—	66,800	1,802,000	1,802,000	1,061,625
03/14/2016	BSA	187,200	—	—	—	187,200	187,200	62,400
03/14/2016	Stock Options	2,030,587	—	17,544	67,095	1,945,948	1,945,948	799,849
10/28/2016	BSA	188,000	—	—	40,000	148,000	148,000	49,333
10/28/2016	Stock Options	2,773,028	—	14,329	143,098	2,615,601	2,615,601	754,770
11/10/2017	BSA	—	240,000	—	—	240,000	240,000	—
11/10/2017	Stock Options	—	1,220,000	—	—	1,220,000	1,220,000	—
Total		9,956,066	1,460,000	625,002	341,891	10,449,173	10,450,007	4,292,208

•	In June 2017, our subsidiary Calyxt Inc. granted stock options and restricted stock unit in Calyxt Inc. representing as of December 31, 2017 a 12.9% interest of that subsidiary if fully exercised to a small group of its employees, directors and executive officers. The compensation expense for 2017 amounted to $6.7 million (see Note 15).

•	In April 2016, our subsidiary Calyxt Inc. granted options in Calyxt Inc. representing as of December 31, 2017 a 6.1% interest of that subsidiary if fully exercised to a small group of its employees, directors and executive officers. The compensation expense for 2017 amounted to $0.6 million (see Note 15).

•	In September 2015, our subsidiary Calyxt Inc. granted options in Calyxt Inc. representing as of December 31, 2017 a 0.4% interest of that subsidiary if fully exercised to a small group of its employees, directors and executive officers. The compensation expense for 2017 amounted to $0.1 million (see Note 15).

14.3 Non-controlling interests

On December 19, 2013, Cellectis S.A. contributed its 75% investment in Ectycell S.A.S. to Cellectis Bioresearch S.A.S., and Caisse des Dépôts et Consignations contributed $4.8 million to Cellectis Bioresearch S.A.S. As a result, Ectycell S.A.S. became a wholly-owned subsidiary of Cellectis Bioresearch S.A.S., of which, in turn, Cellectis owns 75.5% and Caisse des Dépôts et Consignations owns 24.5%. This transaction was accounted for as an equity transaction between us and the non-controlling interest, resulting in the transfer of a 24.5% of the consolidated equity of Cellectis Bioresearch to a non-controlling interest for an amount of $4.6 million.

On May 18, 2015, Cellectis S.A. repurchased the Cellectis Bioresearch S.AS. shares held by Caisse des Dépôts et Consignations for $4.0 million. Thereafter, no non-controlling interest has been recorded.

On July 25, 2017, Calyxt closed its IPO with $64.4 million in gross proceeds to Calyxt from the sale of 8.050.000 shares at $8 per share, including the full exercise of the underwriter’s over-allotment option and Cellectis’ purchase of $20.0 million of shares in the IPO. As of December 31, 2017, non-controlling interests represent 20.3% of Calyxt shares.

The following table summarizes the information relating to each of our subsidiaries that reported non-controlling interest (“NCI”):

	CALYXT
	2016	2017
	$ in thousands
Revenue	585	747
Net Profit (Loss)	(8,732)	(18,837)

Net Profit (Loss) attributable to NCI	—	(4,315)

Other comprehensive income	1,259	(5,856)
Total comprehensive income	(7,473)	(24,693)

Total comprehensive income attributable to NCI	(12)	(4,723)

Current assets	5,626	59,753
Non-current assets	10,967	2,072
Current liabilities	1,746	3,027
Non-current liabilities	—	—

Net assets	18,339	64,852

Net assets attributable to NCI	—	13,145

The statement of consolidated comprehensive income (loss) discloses an amount attributable to non-controlling interests for the year ended December 31, 2016. It relates to the change in currency translation adjustment linked with the cumulative non-stock share-based compensation recorded for Calyxt.

14.4 Treasury shares

In 2008, Cellectis executed a liquidity contract with Natixis Securities (“Natixis”). This contract entitles Natixis to transact on Euronext, on our behalf, in order to enhance the liquidity of transactions and regularity of quotation of our ordinary shares, in an independent way, without hindering the functioning of the market or misleading investors.

The initial advance payment made to Natixis Securities for the purpose of making transactions under this contract was $0.4 million. As of December 31, 2017, $0.3 million are classified in treasury shares ($0.3 million as of December 31, 2016) and the balance is presented in the line item “Other non-current financial assets” in the statements of consolidated financial position.